Geographical Information (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of revenues by geographical area

The following tables set forth revenues and property and equipment, net by geographic area:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues:
PRC	698,910	562,464	391,652	56,784
Overseas (i)	853,735	222,152	492,414	71,394
United States	437,262	32,646	22,437	3,253
HongKong	83,026	18,727	262,095	38,000
Japan	138,918	111,481	96,413	13,979
Rest of the world (ii)	194,529	59,298	111,469	16,162

Schedule of property and equipment, net by geographical area

	As of December 31,
	2021	2022
	RMB	RMB	US$
Property and equipment, net:
PRC	99,133	55,629	8,066
Non-PRC	2,661	3,098	449

(i)
Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
(ii)
No individual country or area, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2020, 2021 and 2022, respectively.